Loans and financing - Summary of Loan and Financing Operations (Detail) € in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 19, 2019 USD ($)	Jun. 19, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total	$ 0	$ 1,153	$ 3,279
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Total	0	189
Itau [Member]
Disclosure of detailed information about borrowings [line items]
Total	$ 0	$ 964		$ 7,782	€ 6,909